PSF PGIM TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 97.6%
Asset-Backed Securities — 20.5%
Automobiles — 1.1%
AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class D
2.130%	03/18/26	300	$292,964
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	600	566,265
Series 2023-03A, Class B, 144A
6.120%	02/22/28	1,200	1,210,723
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,600	1,607,922
Series 2024-01A, Class B, 144A
5.850%	06/20/30	200	200,101
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A
6.971%	07/29/32	882	890,610
Exeter Automobile Receivables Trust,
Series 2020-03A, Class D
1.730%	07/15/26	67	66,888
Series 2021-02A, Class C
0.980%	06/15/26	2	1,893
Series 2021-02A, Class D
1.400%	04/15/27	20	19,026
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A
2.630%	06/25/26	200	192,155
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	2,300	2,098,793
Series 2021-02A, Class B, 144A
2.120%	12/27/27	200	182,164
Hertz Vehicle Financing LLC,
Series 2021-01A, Class C, 144A
2.050%	12/26/25	100	97,642
Series 2022-02A, Class B, 144A
2.650%	06/26/28	400	365,263
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A
33.784%	01/25/28	497	526,799
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	3,500	3,451,355
Series 2019-01A, Class B, 144A
3.950%	11/14/28	800	775,758
Series 2023-01A, Class C, 144A
6.140%	02/14/31	1,300	1,301,508
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A
7.375%	05/15/32	214	214,576
Series 2022-C, Class E, 144A
11.366%	12/15/32	133	136,216
Series 2023-B, Class F, 144A
12.240%	12/15/33	800	798,526
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D
2.220%	09/15/26	87	86,066
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2020-03, Class D
1.640%	11/16/26		564	$556,435
				15,639,648
Collateralized Loan Obligations — 17.8%
AlbaCore Euro CLO DAC (Ireland),
Series 04A, Class B1, 144A, 3 Month EURIBOR + 2.600% (Cap N/A, Floor 2.600%)
6.542%(c)	07/15/35	EUR	5,500	5,957,035
Allegro CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.729%(c)	07/20/32		3,750	3,750,000
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
7.510%(c)	07/19/34		10,000	10,039,292
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
4.712%(c)	04/15/32	EUR	9,997	10,660,992
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)
7.064%(c)	07/15/30		4,397	4,418,830
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.699%(c)	01/20/32		4,489	4,491,920
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.750%(c)	01/25/35		9,000	9,003,532
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.651%(c)	05/17/31		2,735	2,738,759
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.932%(c)	10/15/35	EUR	6,500	6,944,287
Series 2021-02A, Class A2B, 144A
2.100%	10/15/35	EUR	6,250	5,938,975
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland),
Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)
4.651%(c)	11/15/31	EUR	9,978	10,663,528
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)
6.560%(c)	04/24/31		1,403	1,404,719
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)
6.689%(c)	01/22/31		1,708	1,708,902
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)
6.808%(c)	10/15/29		1,309	1,310,171
A1

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.856%(c)	07/15/29		44	$44,178
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.729%(c)	01/22/31		1,724	1,724,109
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.586%(c)	04/15/31		4,865	4,870,656
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)
6.614%(c)	04/26/31		3,143	3,143,290
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.868%(c)	04/15/33		5,000	5,016,662
Hayfin Emerald CLO DAC (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.015%(c)	11/17/32	EUR	10,497	11,296,698
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.534%(c)	02/05/31		2,167	2,160,794
ICG Euro CLO DAC (Ireland),
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
5.652%(c)	01/26/38	EUR	10,000	10,849,385
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.616%(c)	04/25/31		1,676	1,678,386
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.779%(c)	10/20/34		6,625	6,621,687
Series 2019-14A, Class A2R, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)
7.329%(c)	10/20/34		6,750	6,739,502
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-34A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.706%(c)	04/25/32		2,000	2,003,204
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.699%(c)	04/21/31		3,008	3,011,768
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.696%(c)	07/15/31		5,670	5,672,751
OCP CLO Ltd. (Cayman Islands),
Series 2020-18A, Class AR, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 1.352%)
6.669%(c)	07/20/32		5,000	5,002,667
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.829%(c)	10/30/30		515	$515,043
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.756%(c)	10/15/34		7,000	7,000,355
Rad CLO Ltd. (Cayman Islands),
Series 2019-05A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.700%(c)	07/24/32		9,650	9,650,000
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.318%(c)	04/20/35		10,800	10,840,681
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.609%(c)	04/20/31		3,402	3,407,923
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)
6.678%(c)	05/07/31		4,352	4,356,078
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)
7.123%(c)	01/20/37		6,500	6,553,881
Sona Fios CLO DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)
5.714%(c)	07/15/36	EUR	8,750	9,466,671
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.656%(c)	01/26/31		2,709	2,709,628
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.761%(c)	10/29/34		3,000	3,003,273
Series 2017-01A, Class BRR, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)
7.281%(c)	10/29/34		4,000	3,992,034
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.818%(c)	01/17/30		1,675	1,677,086
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.719%(c)	01/20/31		1,822	1,822,893
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
7.188%(c)	01/20/36		4,500	4,524,800
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
7.514%(c)	07/15/34		8,750	8,832,623

A2

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Toro European CLO DAC (Ireland),
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.932%(c)	07/15/34	EUR	8,000	$8,552,826
Trinitas CLO Ltd. (Cayman Islands),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)
7.008%(c)	01/20/35		7,500	7,516,573
Trinitas Euro CLO DAC (Ireland),
Series 02A, Class CR, 144A, 3 Month EURIBOR + 3.750% (Cap N/A, Floor 3.750%)
7.692%(c)	04/15/35	EUR	4,500	4,880,194
Venture CLO Ltd. (Cayman Islands),
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.660%(c)	07/18/31		297	296,774
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
6.556%(c)	04/25/31		2,408	2,410,118
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.779%(c)	10/20/31		2,695	2,694,537
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.728%(c)	01/17/31		4,863	4,865,113
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.786%(c)	10/15/34		1,750	1,748,514
				260,184,297
Consumer Loans — 0.7%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	266	192,390
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31		300	278,595
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 144A
2.190%	08/21/34		193	190,590
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,500	1,397,040
Series 2023-01A, Class A, 144A
5.500%	06/14/38		5,500	5,582,250
Series 2023-02A, Class C, 144A
6.740%	09/15/36		700	709,849
Series 2023-02A, Class D, 144A
7.520%	09/15/36		800	820,165
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32		1,200	$1,149,754
				10,320,633
Credit Cards — 0.0%
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-02A, Class A1, 144A, SONIA + 0.800% (Cap N/A, Floor 0.000%)
6.000%(c)	07/15/29	GBP	300	378,861
Home Equity Loans — 0.3%
Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month SOFR + 3.039% (Cap N/A, Floor 2.925%)
8.369%(c)	10/25/31		132	131,093
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
7.019%(c)	03/25/54		644	648,726
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
6.920%(c)	05/25/54		213	214,546
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class M1, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)
6.644%(c)	08/25/35		44	42,839
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)
6.464%(c)	10/25/33		20	19,467
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44		988	986,386
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63		362	362,806
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63		1,136	1,157,034
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64		392	391,880
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		396	396,718
				4,351,495
Other — 0.1%
Goodleap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A
6.500%	07/20/55		474	489,254
Series 2023-04C, Class A, 144A
6.480%	03/20/57		586	600,323

A3

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Other (cont’d.)
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)
8.244%(c)	06/25/24		1,150	$1,142,068
				2,231,645
Residential Mortgage-Backed Securities — 0.2%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
4.098%(c)	10/25/34		382	365,018
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)
5.945%(c)	11/25/60	EUR	163	166,210
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
5.886%(c)	09/27/75	EUR	831	886,052
TFS (Spain),
Series 2018-03
0.000%(s)	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
7.112%(c)	03/15/26^	EUR	1,448	1,328,015
				2,745,296
Student Loans — 0.3%
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A
0.000%	02/25/43		2,980	561,928
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		613	566,334
Series 2018-D, Class A, 144A
0.000%(cc)	11/25/43		637	592,588
Series 2019-A, Class R, 144A
0.000%	10/25/48		1,081	234,772
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69		24	21,884
SMB Private Education Loan Trust,
Series 2024-A, Class A1A, 144A
5.240%	03/15/56		700	700,314
SoFi RR Funding III Trust,
Series 2020-01, Class A, 144A, 1 Month SOFR + 3.364% (Cap N/A, Floor 1.250%)
8.694%(c)	11/29/24		1,044	1,044,220
				3,722,040

Total Asset-Backed Securities (cost $306,408,605)				299,573,915
Commercial Mortgage-Backed Securities — 12.5%
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50		9,151	8,688,290
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-BNK05, Class A4
3.131%	06/15/60	4,400	$4,146,113
Series 2017-BNK06, Class A4
3.254%	07/15/60	920	869,674
Series 2017-BNK08, Class A3
3.229%	11/15/50	1,332	1,239,490
Series 2019-BN18, Class A3
3.325%	05/15/62	1,500	1,362,544
Series 2020-BN29, Class A3
1.742%	11/15/53	1,000	805,170
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	927	889,022
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,067,459
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	454,455
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	371,400
Series 2016-ETC, Class D, 144A
3.609%(cc)	08/14/36	1,560	1,297,624
Series 2024-C24, Class XB, IO
1.331%(cc)	02/15/57	27,150	2,711,199
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	3,400	3,189,236
Series 2020-B18, Class A4
1.672%	07/15/53	2,900	2,381,560
Series 2020-B21, Class A4
1.704%	12/17/53	1,000	824,789
Series 2020-IG01, Class A3
2.687%	09/15/43	5,000	4,123,204
Series 2023-B40, Class A2
6.930%	12/15/56	2,800	2,967,327
Series 2023-V02, Class A3
5.812%(cc)	05/15/55	7,000	7,156,610
Series 2023-V03, Class A3
6.363%(cc)	07/15/56	6,000	6,270,788
BMARK,
Series 2023-V04, Class A3
6.841%(cc)	11/15/56	5,900	6,286,909
BPR Trust,
Series 2023-BRK02, Class A, 144A
6.899%(cc)	11/05/28	2,300	2,385,642
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.650%)
8.090%(c)	10/15/36	1,639	1,615,997
Series 2021-ACNT, Class E, 144A, 1 Month SOFR + 2.311% (Cap N/A, Floor 2.197%)
7.636%(c)	11/15/38	3,300	3,263,462
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
8.025%(c)	01/15/39	5,000	4,912,500

A4

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A3
2.647%	11/15/52	6,535	$6,396,625
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	3,500	3,282,463
CENT Trust,
Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)
7.945%(c)	09/15/38	2,750	2,777,471
CFK Trust,
Series 2020-MF02, Class A, 144A
2.387%	03/15/39	6,550	5,793,645
Citigroup Commercial Mortgage Trust,
Series 2020-GC46, Class A2
2.708%	02/15/53	3,265	2,997,811
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month SOFR + 2.880% (Cap N/A, Floor 2.766%)
8.198%(c)	11/15/37	1,327	1,324,549
Commercial Mortgage Trust,
Series 2014-UBS04, Class A4
3.420%	08/10/47	2,536	2,528,900
Series 2016-COR01, Class A3
2.826%	10/10/49	2,474	2,333,892
Series 2017-COR02, Class A2
3.239%	09/10/50	3,829	3,615,594
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month SOFR + 2.197% (Cap N/A, Floor 2.150%)
7.523%(c)	05/15/36	2,594	2,591,554
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,200	1,084,558
DBGS Mortgage Trust,
Series 2018-BIOD, Class G, 144A, 1 Month SOFR + 2.796% (Cap N/A, Floor 2.500%)
8.121%(c)	05/15/35	2,990	2,921,885
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.808%(cc)	12/10/36	1,400	1,035,201
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A4
3.071%	06/10/50	4,857	4,572,681
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A
3.555%(cc)	09/10/35	3,000	2,504,360
FHLMC Multifamily Structured Pass-Through Certificates,
Series K044, Class X1, IO
0.738%(cc)	01/25/25	60,447	256,779
Series K053, Class X1, IO
0.868%(cc)	12/25/25	83,363	991,460
Series K055, Class X1, IO
1.334%(cc)	03/25/26	12,419	278,393
Series KG03, Class X1, IO
1.375%(cc)	06/25/30	29,048	1,905,734
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3
3.119%	05/10/50	2,849	$2,777,311
Series 2017-GS06, Class A2
3.164%	05/10/50	3,239	3,039,873
Series 2019-GC38, Class A3
3.703%	02/10/52	5,800	5,454,707
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	310	307,297
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	1,035	989,192
Series 2017-C05, Class A4
3.414%	03/15/50	1,321	1,243,294
Series 2017-C07, Class A4
3.147%	10/15/50	3,600	3,369,948
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	1,267	1,203,109
Series 2018-AON, Class E, 144A
4.613%(cc)	07/05/31	5,875	2,350,975
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	5,000	4,624,792
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	2,750	2,604,493
Series 2017-HR02, Class A3
3.330%	12/15/50	5,450	5,113,060
Series 2019-L03, Class A3
2.874%	11/15/52	1,070	950,878
Series 2019-MEAD, Class E, 144A
3.177%(cc)	11/10/36	575	493,708
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2
6.451%	05/15/56	4,000	4,126,192
Series 2023-02, Class A2
6.890%	12/15/56	4,400	4,622,743
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	140	131,715
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50	1,886	1,769,167
Series 2017-C07, Class A3
3.418%	12/15/50	4,393	4,141,724
Series 2018-C10, Class A3
4.048%	05/15/51	2,187	2,074,360
Series 2019-C17, Class A3
2.669%	10/15/52	2,610	2,314,998
Wells Fargo Commercial Mortgage Trust,
Series 2016-C32, Class A3
3.294%	01/15/59	1,977	1,908,999
Series 2016-C34, Class A3
2.834%	06/15/49	2,500	2,397,944

A5

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-C35, Class A3
2.674%	07/15/48	4,067	$3,863,048
Series 2017-C40, Class A3
3.317%	10/15/50	1,370	1,296,855
Series 2019-C54, Class A3
2.892%	12/15/52	1,200	1,073,634

Total Commercial Mortgage-Backed Securities (cost $193,908,934)			182,718,035
Corporate Bonds — 35.2%
Aerospace & Defense — 0.6%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,770	2,254,121
3.400%	04/15/30	385	349,992
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	180	168,557
2.750%	02/01/26	90	85,350
2.850%	10/30/24	30	29,464
2.950%	02/01/30	30	25,902
3.900%	05/01/49	1,230	876,493
3.950%	08/01/59	1,450	992,403
5.930%	05/01/60	2,048	1,918,229
6.875%	03/15/39	20	21,283
7.950%	08/15/24	50	50,316
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	02/01/29(a)	200	206,000
7.875%	04/15/27(a)	2,241	2,241,000
General Dynamics Corp.,
Gtd. Notes
1.150%	06/01/26	20	18,431
3.250%	04/01/25	10	9,807
3.500%	04/01/27	30	28,986
4.250%	04/01/40	5	4,526
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
2.900%	12/15/29	40	35,644
4.400%	06/15/28	37	36,023
4.400%	06/15/28	15	14,624
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50	10	6,627
4.500%	05/15/36	30	28,514
RTX Corp.,
Sr. Unsec’d. Notes
3.500%	03/15/27	5	4,804
			9,407,096
Agriculture — 0.8%
Altria Group, Inc.,
Gtd. Notes
2.625%	09/16/26	35	32,973
3.400%	02/04/41	50	36,711
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
3.700%	02/04/51	100	$69,924
3.875%	09/16/46	10	7,479
4.000%	02/04/61	5	3,664
4.400%	02/14/26	43	42,362
5.950%	02/14/49	30	30,523
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	1,570	1,399,929
2.726%	03/25/31	10	8,417
3.462%	09/06/29	10	9,125
3.557%	08/15/27	422	399,364
4.540%	08/15/47	20	15,413
5.834%	02/20/31	1,260	1,274,940
6.343%	08/02/30	960	999,391
7.750%	10/19/32	1,500	1,694,115
BAT International Finance PLC (United Kingdom),
Gtd. Notes
5.931%	02/02/29	311	319,312
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	02/02/26	40	37,004
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.875%	02/13/26	25	24,920
5.000%	11/17/25	10	9,981
5.125%	02/15/30	6,085	6,086,570
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	13	12,828
			12,514,945
Airlines — 0.4%
Air Canada (Canada),
Sr. Sec’d. Notes, 144A
3.875%	08/15/26	50	47,609
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	1,244	1,165,212
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.350%	04/15/31	35	32,125
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29	10	9,208
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	11	11,247
4.750%	10/20/28	75	73,313
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	20	19,640
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	3,355	3,349,520

A6

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
4.150%	02/25/33	39	$36,210
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	50	42,871
United Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.875%	04/15/29	78	77,718
United Airlines 2020-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.875%	07/15/27	14	13,677
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	825	797,821
4.625%	04/15/29	195	181,407
			5,857,578
Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26(a)	600	584,738
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	675	542,250
			1,126,988
Auto Manufacturers — 0.6%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
0.800%	04/01/24	40	40,000
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32	10	8,324
4.750%	01/15/43	1,450	1,201,227
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	275	248,521
3.375%	11/13/25	725	697,687
4.134%	08/04/25	1,100	1,075,534
6.950%	03/06/26	400	407,716
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	17	16,733
5.000%	04/01/35	1,365	1,294,692
5.150%	04/01/38	1,000	938,949
5.200%	04/01/45	1,560	1,402,784
6.125%	10/01/25	40	40,347
6.600%	04/01/36	285	302,973
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25	70	68,915
Jr. Sub. Notes, Series C
5.700%(ff)	09/30/30(oo)	5	4,750
Sr. Unsec’d. Notes
2.350%	01/08/31(a)	20	16,533
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
2.400%	04/10/28(a)	1,065	$957,354
2.700%	08/20/27	38	35,024
2.700%	06/10/31	25	20,840
3.100%	01/12/32	20	16,927
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.000%	09/17/24	30	29,338
1.800%	10/15/25	40	37,813
2.375%	10/15/27	15	13,598
2.650%	02/10/25	15	14,619
3.400%	06/20/24	40	39,781
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28	15	13,224
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
1.450%	03/02/26	150	139,912
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26	54	48,862
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.150%	08/13/27	25	22,216
1.900%	04/06/28	50	44,916
2.150%	02/13/30	10	8,656
			9,208,765
Auto Parts & Equipment — 0.2%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)	445	443,320
Aptiv PLC/Aptiv Corp.,
Gtd. Notes
4.150%	05/01/52	20	15,219
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	437	434,269
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27	350	342,702
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	290	292,823
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	925	843,899
			2,372,232
Banks — 9.1%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
1.849%	03/25/26	600	560,522
Sub. Notes
2.749%	12/03/30	1,000	823,644
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	1,655	1,656,915

A7

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27	45	$41,503
2.299%(ff)	07/21/32	20	16,371
2.572%(ff)	10/20/32	10	8,281
2.687%(ff)	04/22/32	2,565	2,168,242
3.419%(ff)	12/20/28	10	9,388
5.288%(ff)	04/25/34	2,295	2,288,732
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	740	703,487
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	50	41,048
1.922%(ff)	10/24/31	20	16,308
2.496%(ff)	02/13/31	92	79,177
3.093%(ff)	10/01/25	50	49,344
3.824%(ff)	01/20/28	3,410	3,284,190
3.974%(ff)	02/07/30	685	649,212
4.078%(ff)	04/23/40	2,340	2,022,749
4.271%(ff)	07/23/29	945	910,987
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	5,020	4,238,245
Sub. Notes
2.482%(ff)	09/21/36	10	7,990
Sub. Notes, MTN
4.000%	01/22/25	1,122	1,106,228
Sub. Notes, Series L, MTN
3.950%	04/21/25	90	88,520
4.183%	11/25/27	50	48,488
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series H
3.700%(ff)	03/20/26(oo)	15	14,201
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	700	686,585
3.932%(ff)	05/07/25	480	478,991
5.674%(ff)	03/12/28	725	727,788
5.829%(ff)	05/09/27	3,840	3,846,424
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	475	465,306
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.323%(ff)	01/13/27	710	659,651
1.904%(ff)	09/30/28	2,200	1,956,051
2.871%(ff)	04/19/32	1,815	1,534,916
BPCE SA (France),
Sr. Non-Preferred Notes, 144A, MTN
3.500%	10/23/27	300	281,445
Sub. Notes, 144A, MTN
4.500%	03/15/25	1,120	1,104,186
4.875%	04/01/26(a)	380	373,077
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
5.673%(ff)	03/15/30	1,065	1,063,630
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26	600	594,732
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		1,445	$1,413,682
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		890	852,963
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)		1,880	1,774,800
Jr. Sub. Notes, Series Y
4.150%(ff)	11/15/26(oo)		25	23,094
Sr. Unsec’d. Notes
2.520%(ff)	11/03/32		10	8,199
2.561%(ff)	05/01/32		875	728,887
2.572%(ff)	06/03/31		70	59,835
2.666%(ff)	01/29/31		1,225	1,062,067
2.976%(ff)	11/05/30		20	17,762
3.200%	10/21/26		3,255	3,100,204
3.668%(ff)	07/24/28		30	28,526
3.785%(ff)	03/17/33		1,160	1,036,281
3.887%(ff)	01/10/28		1,725	1,663,088
3.980%(ff)	03/20/30		35	32,990
5.174%(ff)	02/13/30		2,475	2,463,485
Sub. Notes
4.300%	11/20/26		110	107,279
4.450%	09/29/27		2,735	2,659,774
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes, EMTN
1.750%(ff)	11/19/30	EUR	100	94,934
Sr. Non-Preferred Notes, MTN
3.700%	05/30/24		159	158,364
Sub. Notes
3.742%(ff)	01/07/33		2,415	1,984,670
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		280	266,600
4.250%	03/13/26		1,150	1,119,938
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		200	217,955
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		950	868,976
Sr. Unsec’d. Notes
1.948%(ff)	10/21/27		50	45,966
1.992%(ff)	01/27/32		20	16,194
2.383%(ff)	07/21/32		1,480	1,213,202
2.600%	02/07/30		35	30,649
2.615%(ff)	04/22/32		4,715	3,954,598
2.650%(ff)	10/21/32		10	8,323
2.908%(ff)	07/21/42		25	17,958
3.272%(ff)	09/29/25		4,063	4,014,464
3.436%(ff)	02/24/43		35	27,060
3.500%	01/23/25		20	19,683
3.691%(ff)	06/05/28		50	47,841
3.750%	02/25/26		125	122,062
3.814%(ff)	04/23/29		1,080	1,023,573
3.850%	01/26/27		1,765	1,711,175

A8

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
6.484%(ff)	10/24/29(a)	3,230	$3,401,843
Sr. Unsec’d. Notes, GMTN, 3 Month SOFR + 2.012%
7.331%(c)	10/28/27	21	21,627
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44	20	18,443
Sr. Unsec’d. Notes, Series VAR
1.093%(ff)	12/09/26	85	78,933
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29	545	558,121
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	1,025	1,022,000
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	1,940	1,911,975
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	1,350	1,313,259
Jr. Sub. Notes, Series KK
3.650%(ff)	06/01/26(a)(oo)	1,860	1,764,488
Sr. Unsec’d. Notes
1.045%(ff)	11/19/26	20	18,655
1.578%(ff)	04/22/27	785	727,977
1.953%(ff)	02/04/32	130	105,852
2.069%(ff)	06/01/29	50	44,344
2.301%(ff)	10/15/25	5	4,911
2.525%(ff)	11/19/41	2,330	1,627,204
2.545%(ff)	11/08/32	1,135	943,811
2.580%(ff)	04/22/32	1,775	1,498,490
2.947%(ff)	02/24/28	1,715	1,611,405
3.300%	04/01/26	1,110	1,074,843
3.782%(ff)	02/01/28	1,235	1,189,407
3.897%(ff)	01/23/49	10	8,146
3.960%(ff)	01/29/27	930	908,251
3.964%(ff)	11/15/48	985	805,717
4.005%(ff)	04/23/29	1,200	1,149,647
4.452%(ff)	12/05/29	17	16,575
Sub. Notes
2.956%(ff)	05/13/31	155	135,649
4.125%	12/15/26	40	39,002
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
5.110%	12/08/26	360	360,982
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35	670	684,875
Morgan Stanley,
Sr. Unsec’d. Notes
5.123%(ff)	02/01/29	1,945	1,940,866
5.449%(ff)	07/20/29	860	867,403
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	15	13,766
2.239%(ff)	07/21/32	4,318	3,521,213
2.699%(ff)	01/22/31	35	30,588
4.431%(ff)	01/23/30	1,340	1,296,898
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	1,015	811,489
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
1.928%(ff)	04/28/32	193	$154,891
2.511%(ff)	10/20/32	1,590	1,313,829
2.943%(ff)	01/21/33	1,470	1,248,718
3.125%	07/27/26	2,725	2,605,775
5.250%(ff)	04/21/34	2,230	2,209,494
Sub. Notes
2.484%(ff)	09/16/36	20	15,809
Sub. Notes, GMTN
4.350%	09/08/26	756	739,657
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.200%	11/01/24	21	20,581
5.582%(ff)	06/12/29	2,390	2,419,385
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28	2,210	2,040,824
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32	250	205,418
3.337%(ff)	01/21/33	1,330	1,115,592
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.819%(ff)	01/30/26	25	24,348
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.364%	07/12/27	50	47,405
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 1 Month LIBOR + 4.500%
9.942%(c)	09/30/24	2,429	2,418,206
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.867%(ff)	06/08/34	635	642,761
7.161%(ff)	10/30/29	995	1,061,475
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)	30	25,953
Jr. Sub. Notes, Series J
5.300%(ff)	04/15/27(oo)	25	23,949
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	1,695	1,436,512
6.537%(ff)	08/12/33	870	914,587
UniCredit SpA (Italy),
Sr. Non-Preferred Notes, 144A
2.569%(ff)	09/22/26	685	652,100
Sr. Preferred Notes, 144A
3.127%(ff)	06/03/32	1,225	1,026,717
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	2,690	2,013,498
5.389%(ff)	04/24/34	1,270	1,260,482
6.303%(ff)	10/23/29	3,690	3,844,191
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	60	54,930
2.572%(ff)	02/11/31	3,525	3,037,397
5.013%(ff)	04/04/51	20	18,793

A9

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes, MTN
4.100%	06/03/26	20	$19,470
			132,745,057
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	31	30,089
4.900%	02/01/46	4,638	4,406,672
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	30	27,932
4.600%	04/15/48	2	1,821
4.750%	01/23/29	118	117,919
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.375%	03/15/31	10	8,122
1.650%	06/01/30	10	8,434
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30	70	62,003
			4,662,992
Biotechnology — 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.000%	01/15/32	10	8,086
2.770%	09/01/53	19	11,779
3.150%	02/21/40	20	15,412
5.150%	11/15/41	16	15,488
5.600%	03/02/43	4,450	4,523,405
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25	75	73,761
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	1,055	745,966
2.800%	10/01/50	10	6,540
2.950%	03/01/27	7	6,659
4.750%	03/01/46	10	9,186
			5,416,282
Building Materials — 0.2%
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	118	115,392
4.875%	12/15/27	675	645,980
Johnson Controls International PLC/Tyco Fire & Security Finance SCA,
Sr. Unsec’d. Notes
1.750%	09/15/30	20	16,430
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31	15	12,591
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28		475	$474,359
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		1,275	1,246,383
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
7.250%	01/15/31		300	311,703
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30		15	13,754
				2,836,592
Chemicals — 0.9%
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28	EUR	1,600	1,584,373
Ashland, Inc.,
Sr. Unsec’d. Notes
6.875%	05/15/43		1,400	1,443,331
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/10/28		214	191,280
8.500%	01/12/31		419	431,151
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		675	604,333
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.600%	11/15/50		5	3,643
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29		2,810	2,530,707
LYB International Finance III LLC,
Gtd. Notes
1.250%	10/01/25		35	32,877
3.375%	10/01/40		60	44,910
4.200%	10/15/49		5	3,899
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43		155	151,567
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		1,150	1,141,375
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	06/01/43		870	788,280
5.250%	01/15/45		305	285,840
Rain Carbon, Inc.,
Sr. Sec’d. Notes, 144A
12.250%	09/01/29(a)		125	129,851
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26		460	432,400

A10

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30		20	$17,177
3.125%	06/01/24		14	13,933
3.450%	08/01/25		449	437,794
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	12/16/27		166	169,858
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28		2,410	2,339,266
				12,777,845
Commercial Services — 0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		247	246,850
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,300	1,176,500
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		200	209,427
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	785	816,991
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46		50	41,979
6.700%	06/01/34		920	1,019,191
7.000%	10/15/37		770	878,597
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28		230	219,328
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26		145	134,193
2.650%	02/15/25		40	38,965
3.200%	08/15/29		30	26,953
S&P Global, Inc.,
Gtd. Notes
4.250%	05/01/29		60	58,509
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		50	43,576
3.875%	02/15/31(a)		392	351,080
4.875%	01/15/28(a)		1,325	1,288,586
5.250%	01/15/30		525	512,080
University of Southern California,
Sr. Unsec’d. Notes
4.976%	10/01/53		1,690	1,702,771
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26		550	551,895
				9,317,471
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
0.700%	02/08/26	40	$37,119
1.200%	02/08/28	100	88,379
1.400%	08/05/28	29	25,502
1.650%	02/08/31	55	45,734
2.375%	02/08/41	40	28,488
2.650%	05/11/50	15	9,950
2.650%	02/08/51	15	9,878
2.700%	08/05/51	5	3,310
2.800%	02/08/61	100	63,828
2.950%	09/11/49	25	17,705
3.350%	02/09/27	70	67,619
3.850%	08/04/46	15	12,698
Genpact Luxembourg Sarl,
Gtd. Notes
3.375%	12/01/24	90	88,381
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	866	926,136
NetApp, Inc.,
Sr. Unsec’d. Notes
3.300%	09/29/24	40	39,500
Seagate HDD Cayman,
Gtd. Notes
4.875%	06/01/27	40	38,786
			1,503,013
Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	1,550	1,419,027
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	75	76,313
			1,495,340
Diversified Financial Services — 0.5%
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	10	9,244
Blackstone Private Credit Fund,
Sr. Sec’d. Notes
5.610%	05/03/27^	1,100	1,058,593
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	50	49,938
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.800%	01/31/28	5	4,759
Sub. Notes
2.359%(ff)	07/29/32	45	34,607
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H
4.000%(ff)	12/01/30(oo)	20	16,886

A11

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26(oo)	35	$32,736
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
6.500%	01/20/43	555	582,230
Lseg US Fin Corp. (United Kingdom),
Gtd. Notes, 144A
5.297%	03/28/34	2,155	2,167,884
Mastercard, Inc.,
Sr. Unsec’d. Notes
1.900%	03/15/31	15	12,538
3.850%	03/26/50	20	16,581
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	75	68,066
5.500%	08/15/28	805	769,707
6.000%	01/15/27	275	271,577
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	515	427,004
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	575	513,964
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
7.875%	12/15/29	535	549,844
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
6.150%	12/06/28	400	410,488
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
2.875%	10/15/26	10	9,240
Visa, Inc.,
Sr. Unsec’d. Notes
1.100%	02/15/31	10	7,972
4.300%	12/14/45	20	18,048
			7,031,906
Electric — 3.2%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.750%	12/01/47	100	77,339
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26	35	32,410
2.450%	01/15/31	15	12,298
Sr. Unsec’d. Notes, 144A
3.300%	07/15/25	45	43,562
3.950%	07/15/30	5	4,565
Ameren Illinois Co.,
First Mortgage
4.500%	03/15/49	40	35,289
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series J
4.300%	12/01/28	45	43,524
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	01/15/32	10	$8,278
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31	25	20,316
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	25	20,977
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.800%	06/01/29	10	9,388
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.250%	06/15/31	5	4,208
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.050%	04/15/25	35	34,545
4.250%	10/15/50	20	16,244
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	600	555,714
5.000%	02/01/31	1,575	1,448,783
5.125%	03/15/28	1,700	1,630,628
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	36	32,155
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/26	20	19,069
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,325	1,244,672
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	12/01/45	10	8,776
Sr. Unsec’d. Notes, Series C
3.000%	12/01/60	20	12,412
4.300%	12/01/56	235	193,257
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
3.250%	06/01/25	20	19,547
Dominion Energy South Carolina, Inc.,
First Mortgage
4.600%	06/15/43	2,025	1,819,904
Dominion Energy, Inc.,
Jr. Sub. Notes
3.071%	08/15/24	5	4,946
Sr. Unsec’d. Notes
3.900%	10/01/25	15	14,672
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	10	9,099
DPL, Inc.,
Sr. Unsec’d. Notes
4.125%	07/01/25	10	9,768

A12

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31	10	$8,656
Duke Energy Carolinas LLC,
First Mortgage
3.950%	11/15/28	40	38,695
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	5	4,312
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	50	41,559
2.500%	12/01/29	75	66,497
3.850%	11/15/42	25	20,332
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	10	6,342
5.400%	04/01/53	3,500	3,434,694
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30	30	25,392
Duke Energy Progress LLC,
First Mortgage
3.450%	03/15/29	45	42,343
Edison International,
Sr. Unsec’d. Notes
3.550%	11/15/24	85	83,835
4.950%	04/15/25	5	4,958
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	2,325	2,340,976
Emera US Finance LP (Canada),
Gtd. Notes
0.833%	06/15/24	20	19,747
Entergy Corp.,
Sr. Unsec’d. Notes
0.900%	09/15/25	10	9,380
2.400%	06/15/31	48	39,858
2.800%	06/15/30	10	8,753
Entergy Louisiana LLC,
First Mortgage
2.350%	06/15/32	120	97,861
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	25	18,303
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	690	660,675
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25	390	388,245
Sr. Unsec’d. Notes, 144A, MTN
8.450%	08/10/28	209	207,955
Sr. Unsec’d. Notes, MTN
8.450%	08/10/28	1,411	1,403,945
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	40	$37,392
Sr. Unsec’d. Notes, Series U
1.400%	08/15/26	20	18,233
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	5	4,836
3.950%	06/15/25	35	34,359
4.050%	04/15/30	25	23,605
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
5.100%	07/15/47	4	3,517
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	3,771	3,724,514
5.450%	07/15/44	280	267,127
Florida Power & Light Co.,
First Mortgage
2.875%	12/04/51	5	3,287
3.150%	10/01/49	36	25,370
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29	95	84,693
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	1,150	1,232,075
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	20	19,687
3.600%	04/01/29	50	46,887
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	680	632,612
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	50	50,000
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	3,050	2,617,823
MidAmerican Energy Co.,
First Mortgage
3.150%	04/15/50	5	3,475
3.650%	04/15/29	20	19,029
3.650%	08/01/48	20	15,350
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30	1,050	958,574
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.900%	06/15/28	15	13,290
2.250%	06/01/30	20	17,027
2.440%	01/15/32	11	9,097
3.000%	01/15/52	58	37,553
5.749%	09/01/25	6,060	6,087,321

A13

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Northern States Power Co.,
First Mortgage
2.250%	04/01/31		10	$8,394
2.600%	06/01/51		5	3,076
3.600%	09/15/47		10	7,563
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31		100	86,334
3.875%	02/15/32(a)		500	429,008
5.250%	06/15/29		200	191,819
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		225	240,596
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		285	267,541
2.450%	12/02/27		1,245	1,119,828
3.750%	06/15/24		50	49,712
Ohio Power Co.,
Sr. Unsec’d. Notes, Series P
2.600%	04/01/30		25	21,759
Sr. Unsec’d. Notes, Series Q
1.625%	01/15/31		5	3,988
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51		5	3,225
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.800%	06/01/49		6	4,741
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		10	9,005
3.450%	07/01/25		13	12,650
3.750%	08/15/42		50	37,228
4.000%	12/01/46		15	11,217
4.450%	04/15/42		5	4,097
4.750%	02/15/44		75	63,205
4.950%	07/01/50		2,645	2,278,561
Sr. Sec’d. Notes
3.250%	06/01/31		1,650	1,431,934
PacifiCorp,
First Mortgage
3.300%	03/15/51		390	260,599
PECO Energy Co.,
First Mortgage
2.800%	06/15/50		25	16,311
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	324	287,125
PG&E Energy Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-3
2.822%	07/15/48		20	14,446
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31		90	99,577
Public Service Co. of Colorado,
First Mortgage, Series 34
3.200%	03/01/50		5	3,386
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	45	$25,527
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	35	28,267
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27	45	42,466
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	20	16,688
5.350%	05/15/35	40	39,859
First Mortgage, Series WWW
2.950%	08/15/51	5	3,375
Sr. Sec’d. Notes, Series VVV
1.700%	10/01/30	10	8,233
Sempra,
Sr. Unsec’d. Notes
4.000%	02/01/48	5	3,912
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26	20	19,001
Southern California Edison Co.,
First Mortgage
1.100%	04/01/24	135	135,000
2.250%	06/01/30	35	29,779
2.850%	08/01/29	40	36,073
3.650%	02/01/50	25	18,537
First Mortgage, Series 20A
2.950%	02/01/51	5	3,247
First Mortgage, Series A
4.200%	03/01/29	20	19,286
First Mortgage, Series G
2.500%	06/01/31	10	8,436
First Mortgage, Series H
3.650%	06/01/51	5	3,674
First Ref. Mortgage
5.500%	03/15/40	10	9,933
First Ref. Mortgage, Series C
4.125%	03/01/48	50	40,397
Southwestern Public Service Co.,
First Mortgage
3.750%	06/15/49	30	22,198
Tampa Electric Co.,
Sr. Unsec’d. Notes
3.450%	03/15/51	40	28,262
Toledo Edison Co. (The),
First Mortgage, 144A
2.650%	05/01/28	10	8,939
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	100	97,941
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.000%	06/15/50	1,500	1,162,506

A14

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.450%	02/15/44		15	$13,091
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,050	1,040,025
8.000%(ff)	10/15/26(oo)		2,075	2,114,688
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		450	436,037
5.625%	02/15/27		600	590,757
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		130	128,973
3.700%	01/30/27		2,000	1,900,245
				47,348,668
Electrical Components & Equipment — 0.1%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29		295	298,100
6.625%	03/15/32		225	228,731
7.125%	06/15/25		575	575,739
7.250%	06/15/28(a)		550	561,562
				1,664,132
Electronics — 0.1%
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		1,000	987,500
TD SYNNEX Corp.,
Sr. Unsec’d. Notes
1.250%	08/09/24		30	29,510
Sr. Unsec’d. Notes, Sr. Unsec’d. Notes
2.650%	08/09/31		25	20,167
				1,037,177
Engineering & Construction — 0.4%
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30(a)	EUR	2,800	2,685,776
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	10/27/27		345	319,664
GTP Acquisition Partners I LLC,
Sr. Sec’d. Notes, 144A
3.482%	06/15/50		100	97,508
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		201	188,500
4.250%	10/31/26		605	584,297
5.500%	10/31/46		415	350,545
5.500%	07/31/47		2,145	1,810,514
				6,036,804
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment — 0.5%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		600	$548,279
Sr. Sec’d. Notes, 144A
6.500%	02/15/32(a)		580	585,687
7.000%	02/15/30		400	410,635
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26		550	549,276
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		875	875,870
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		750	727,035
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)		800	774,147
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42(a)		1,065	913,642
5.141%	03/15/52		1,490	1,237,279
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
7.125%	02/15/31		260	269,149
				6,890,999
Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		300	307,500
Republic Services, Inc.,
Sr. Unsec’d. Notes
0.875%	11/15/25		10	9,326
2.500%	08/15/24		30	29,651
3.950%	05/15/28		20	19,356
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.500%	05/01/29		35	32,800
				398,633
Foods — 0.7%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
6.500%	02/15/28(a)		375	379,485
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27(a)		1,475	1,379,235
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	3,100	3,679,509
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,600	1,814,972

A15

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.950%	03/15/25	45	$44,325
General Mills, Inc.,
Sr. Unsec’d. Notes
2.250%	10/14/31	5	4,133
Hershey Co. (The),
Sr. Unsec’d. Notes
1.700%	06/01/30	10	8,398
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	465	392,475
4.625%	10/01/39	645	586,994
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39	440	380,528
4.125%	04/01/54	415	344,137
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	02/04/31	30	23,972
Post Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	02/15/32	570	573,974
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30	10	8,298
			9,620,435
Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
0.950%	05/15/26	40	36,676
Suzano Austria GmbH (Brazil),
Gtd. Notes, Series DM3N
3.125%	01/15/32	10	8,297
			44,973
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26	1,100	1,097,984
Atmos Energy Corp.,
Sr. Unsec’d. Notes
1.500%	01/15/31	55	44,129
2.625%	09/15/29	15	13,437
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
1.750%	10/01/30	10	8,212
NiSource, Inc.,
Sr. Unsec’d. Notes
0.950%	08/15/25	75	70,593
1.700%	02/15/31	120	95,920
3.600%	05/01/30	36	33,191
4.800%	02/15/44	300	267,754
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
4.100%	09/18/34		20	$18,033
Southern California Gas Co.,
First Mortgage, Series WW
3.950%	02/15/50		45	35,095
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,050	878,477
				2,562,825
Healthcare-Products — 0.2%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31		45	37,782
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29(a)		475	432,366
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		75	70,891
Medline Borrower LP/Medline Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/01/29		700	703,156
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	540	425,224
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	510	528,964
3.650%	03/07/28		30	28,718
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	600	494,739
1.875%	10/01/49	EUR	425	328,386
				3,050,226
Healthcare-Services — 1.3%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		20	15,047
Aetna, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/47		3	2,290
6.750%	12/15/37		1,900	2,117,009
AHS Hospital Corp.,
Sr. Unsec’d. Notes, Series 2021
2.780%	07/01/51		10	6,587
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39		20	15,831
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
2.839%	11/15/50		10	6,805
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		10	8,213

A16

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
City of Hope,
Sr. Sec’d. Notes, Series 2013
5.623%	11/15/43	20	$19,731
CommonSpirit Health,
Sr. Sec’d. Notes
1.547%	10/01/25	35	32,924
2.782%	10/01/30	5	4,338
3.910%	10/01/50	5	3,909
4.187%	10/01/49	30	24,938
5.205%	12/01/31	4,015	4,018,671
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	850	760,835
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47	25	20,899
Elevance Health, Inc.,
Sr. Unsec’d. Notes
2.375%	01/15/25	15	14,633
4.650%	01/15/43	385	350,459
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	940	937,441
7.500%	11/06/33	500	560,251
Gtd. Notes, MTN
7.750%	07/15/36	500	571,453
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021
3.002%	06/01/51	10	6,920
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.950%	12/01/29	25	22,431
3.600%	02/01/25	675	663,644
Mount Sinai Hospital,
Sec’d. Notes, Series 2017
3.981%	07/01/48	2	1,626
Sec’d. Notes, Series 2019
3.737%	07/01/49	29	21,598
Unsec’d. Notes, Series 2020
3.391%	07/01/50	10	6,961
Orlando Health Obligated Group,
Unsec’d. Notes
4.089%	10/01/48	25	20,963
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25	10	9,330
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032
2.044%	01/01/32	10	8,095
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	50	43,777
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	50	44,388
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Sutter Health,
Unsec’d. Notes, Series 20A
2.294%	08/15/30	6	$5,137
3.361%	08/15/50	4	2,941
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	400	371,638
4.375%	01/15/30	1,675	1,548,849
4.625%	06/15/28(a)	435	414,433
5.125%	11/01/27	100	97,780
Sr. Sec’d. Notes, 144A
6.750%	05/15/31(a)	975	993,443
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2019
3.434%	12/01/48	30	23,309
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/50	20	13,487
3.050%	05/15/41	895	676,795
3.250%	05/15/51	5	3,595
3.500%	08/15/39	25	20,604
3.950%	10/15/42	220	187,644
4.450%	12/15/48(a)	10	8,893
5.200%	04/15/63	4,705	4,566,913
Universal Health Services, Inc.,
Sr. Sec’d. Notes
2.650%	10/15/30	25	21,185
			19,298,643
Home Builders — 0.1%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	875	874,880
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30(a)	45	43,010
			917,890
Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32(a)	850	733,139
Insurance — 0.3%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.800%	07/10/45	3	2,794
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/50	20	14,008
Great-West Lifeco US Finance 2020 LP (Canada),
Gtd. Notes, 144A
0.904%	08/12/25	25	23,554
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,030	776,657

A17

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40	405	$447,548
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43	350	318,715
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	5	4,260
2.375%	12/15/31	15	12,532
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	25	19,181
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	150	136,468
Protective Life Corp.,
Sr. Unsec’d. Notes, 144A
3.400%	01/15/30	15	13,265
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,350	1,450,216
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	10	7,011
4.270%	05/15/47	910	754,481
6.850%	12/16/39	196	222,780
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.000%	05/12/50	15	11,623
			4,215,093
Internet — 0.0%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.100%	08/15/30	20	16,361
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.000%	05/12/26	100	92,370
1.200%	06/03/27	20	17,984
2.100%	05/12/31	30	25,419
2.500%	06/03/50	25	15,948
3.100%	05/12/51	25	17,903
3.150%	08/22/27	45	42,896
3.875%	08/22/37	50	45,141
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28(a)	25	22,000
Expedia Group, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25	3	3,014
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26	18	17,730
			316,766
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel — 0.0%
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
9.250%	10/01/28	475	$500,298
Nucor Corp.,
Sr. Unsec’d. Notes
2.000%	06/01/25	5	4,808
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
2.400%	06/15/25	5	4,815
3.250%	01/15/31	20	17,816
3.250%	10/15/50	5	3,326
3.450%	04/15/30	5	4,586
			535,649
Leisure Time — 0.3%
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/01/27	675	668,385
6.000%	05/01/29(a)	200	196,510
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28	250	272,779
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	375	370,234
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28(a)	425	419,687
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30	125	129,729
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26	550	542,795
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	800	782,000
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	500	480,625
			3,862,744
Lodging — 0.3%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25	40	38,484
3.200%	08/08/24	105	103,798
3.500%	08/18/26	30	28,408
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/24	30	29,974
3.750%	10/01/25	5	4,879
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28(a)	1,375	1,307,422
5.500%	04/15/27(a)	700	694,209
6.500%	04/15/32	560	558,583

A18

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	400	$392,396
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	725	703,924
			3,862,077
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	11/13/25	10	9,361
1.100%	09/14/27	10	8,860
Caterpillar, Inc.,
Sr. Unsec’d. Notes
2.600%	04/09/30	10	8,942
3.250%	04/09/50	10	7,441
			34,604
Machinery-Diversified — 0.3%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	725	753,009
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	10	9,131
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.700%	08/14/33	1,615	1,657,131
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	500	542,115
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	30	29,535
5.611%	03/11/34	790	800,155
			3,791,076
Media — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)	450	361,481
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	5	4,200
4.750%	03/01/30	8	6,862
5.125%	05/01/27	275	261,947
5.375%	06/01/29(a)	800	732,305
5.500%	05/01/26	1,375	1,355,011
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	40	34,037
2.800%	04/01/31	100	81,891
3.500%	06/01/41	45	30,278
3.500%	03/01/42	50	33,318
3.700%	04/01/51	1,700	1,051,745
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
4.908%	07/23/25	65	$64,230
5.050%	03/30/29	85	81,963
5.375%	05/01/47	20	16,147
5.750%	04/01/48	20	16,827
6.384%	10/23/35	2,487	2,459,897
6.484%	10/23/45	1,140	1,057,788
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27	30	28,067
2.650%	02/01/30	10	8,896
2.937%	11/01/56	26	16,374
3.150%	02/15/28	80	75,469
3.250%	11/01/39	35	27,448
3.900%	03/01/38	25	21,759
3.999%	11/01/49	85	68,714
4.000%	03/01/48	40	32,490
4.150%	10/15/28	50	48,806
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50	60	37,066
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	965	954,631
3.500%	08/15/27(a)	65	61,739
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	1,000	678,539
5.500%	04/15/27(a)	650	581,515
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	1,000	508,020
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $401,250; purchased 07/18/19 - 09/21/20)(f)
6.625%	08/15/27(d)	520	14,799
Sec’d. Notes, 144A (original cost $1,322,435; purchased 07/18/19 - 08/30/22)(f)
5.375%	08/15/26(d)	3,180	89,854
Discovery Communications LLC,
Gtd. Notes
5.300%	05/15/49	275	231,419
DISH DBS Corp.,
Gtd. Notes
7.375%	07/01/28	400	190,604
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	2,275	2,323,887
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	5	4,875
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26	375	365,298
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43	10	8,877

A19

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
3.125%	09/01/26		15	$14,064
4.000%	07/15/28(a)		15	13,725
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26		750	786,151
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37		40	37,860
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN
1.850%	07/30/26		30	28,062
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/01/27		975	954,365
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.125%	08/15/30	GBP	900	956,787
4.250%	01/15/30	GBP	1,300	1,411,510
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30		85	80,929
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
2.875%	01/15/30	EUR	610	580,114
				18,892,640
Mining — 0.5%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
7.125%	03/15/31		210	213,545
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		350	389,718
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41		464	476,243
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
6.420%	03/01/26		120	122,719
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.875%	10/15/27		700	666,400
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31		25	22,274
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32		450	439,312
Freeport-McMoRan, Inc.,
Gtd. Notes
5.450%	03/15/43		20	19,123
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		325	326,412
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	25	$24,344
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	5	4,262
2.800%	10/01/29	3,030	2,720,630
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A
5.350%	03/15/34(a)	1,200	1,207,217
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26	750	699,229
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
3.875%	04/23/25	50	49,016
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	45	42,969
			7,423,413
Miscellaneous Manufacturing — 0.0%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.200%	03/01/32	15	12,044
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26	100	98,217
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	50	47,958
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	60	51,388
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31	64	53,903
			263,510
Multi-National — 0.1%
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes
6.950%	08/01/26	1,500	1,568,235
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	20	18,615
3.276%	12/01/28	25	22,806
5.500%	12/01/24	14	13,951
			55,372
Oil & Gas — 2.2%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	705	601,803

A20

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Sr. Unsec’d. Notes, 144A
5.600%	06/13/28	4,000	$4,057,559
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	350	350,868
9.000%	11/01/27	179	225,701
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28(a)	450	462,200
BP Capital Markets America, Inc.,
Gtd. Notes
1.749%	08/10/30	10	8,346
2.772%	11/10/50	145	93,900
2.939%	06/04/51	1,845	1,232,052
3.000%	02/24/50	60	40,926
3.060%	06/17/41	7	5,314
3.379%	02/08/61	5	3,459
4.234%	11/06/28	50	48,968
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	10	8,780
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	340	245,968
5.250%	06/15/37	12	11,396
5.400%	06/15/47	613	574,322
Chevron Corp.,
Sr. Unsec’d. Notes
2.954%	05/16/26	20	19,264
3.078%	05/11/50	10	7,158
Chevron USA, Inc.,
Gtd. Notes
1.018%	08/12/27	10	8,880
2.343%	08/12/50	10	6,088
3.850%	01/15/28	10	9,778
3.900%	11/15/24	50	49,548
Cimarex Energy Co.,
Sr. Unsec’d. Notes
4.375%	03/15/29	10	8,939
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	800	799,171
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	250	262,985
8.625%	11/01/30	125	134,192
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	10	9,966
Gtd. Notes, 144A
2.268%	11/15/26	10	9,212
Crescent Energy Finance LLC,
Gtd. Notes, 144A
9.250%	02/15/28(a)	215	227,101
Sr. Unsec’d. Notes, 144A
7.625%	04/01/32	375	378,113
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30	6	$5,785
5.250%	09/15/24	2	1,994
5.250%	10/15/27	15	15,018
5.600%	07/15/41	870	839,151
5.850%	12/15/25	30	30,169
Devon OEI Operating LLC,
Sr. Unsec’d. Notes
7.500%	09/15/27	20	20,936
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31	25	22,161
3.250%	12/01/26	20	19,169
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	497	481,837
8.625%	01/19/29	1,840	1,942,405
8.875%	01/13/33	495	519,993
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	1,300	1,309,999
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.875%	03/30/26	547	519,479
5.375%	03/30/28	910	832,366
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.375%	04/15/30	15	14,686
Equinor ASA (Norway),
Gtd. Notes
1.750%	01/22/26	10	9,453
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.992%	03/19/25	15	14,698
3.452%	04/15/51	25	18,935
3.482%	03/19/30	10	9,424
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
2.900%	09/29/31	25	21,001
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	45	44,115
5.600%	02/15/41	15	15,276
7.300%	08/15/31	5	5,661
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
8.375%	11/01/33	983	1,063,955
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/19/27	200	194,400
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	12/15/26	50	50,034

A21

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27		88	$89,210
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		675	695,525
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	880	1,070,951
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.625%	11/24/25	EUR	500	516,499
4.750%	02/26/29	EUR	100	90,712
5.950%	01/28/31		20	16,028
6.490%	01/23/27		1,550	1,459,170
6.500%	03/13/27		1,053	989,831
6.500%	01/23/29		600	537,000
6.700%	02/16/32		16	13,320
6.840%	01/23/30		800	702,000
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	1,500	1,383,625
4.875%	02/21/28	EUR	1,587	1,506,679
Phillips 66,
Gtd. Notes
1.300%	02/15/26		22	20,474
2.150%	12/15/30		53	44,503
Phillips 66 Co.,
Gtd. Notes
2.450%	12/15/24		50	48,908
4.680%	02/15/45		1,900	1,686,261
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26		25	23,278
1.900%	08/15/30		795	668,529
2.150%	01/15/31		5	4,211
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	04/06/50		10	7,233
4.000%	05/10/46		20	16,797
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32		525	483,335
5.375%	02/01/29		700	680,300
TotalEnergies Capital International SA (France),
Gtd. Notes
3.127%	05/29/50		4	2,825
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27		125	123,594
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.150%	09/15/27		845	770,330
				31,575,185
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas Services — 0.0%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38	450	$496,005
Halliburton Co.,
Sr. Unsec’d. Notes
2.920%	03/01/30	6	5,384
3.800%	11/15/25	8	7,824
			509,213
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30	55	47,382
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	875	883,115
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26	90	84,260
Sr. Sec’d. Notes, 144A
4.875%	07/15/26	20	19,618
Graphic Packaging International LLC,
Gtd. Notes
4.125%	08/15/24	575	570,121
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	30	27,808
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28(a)	1,450	1,353,677
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	100	100,289
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26	25	24,678
			3,110,948
Pharmaceuticals — 1.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	300	285,615
3.200%	11/21/29	49	45,160
3.800%	03/15/25	1,040	1,025,426
4.050%	11/21/39	4,980	4,434,483
4.250%	11/14/28	50	49,139
4.300%	05/14/36	10	9,388
4.550%	03/15/35	2,040	1,968,596
4.875%	11/14/48	35	33,482
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
2.250%	05/28/31	8	6,750
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
0.700%	04/08/26	45	41,382

A22

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	120	$71,080
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	430	194,575
5.000%	02/15/29	250	105,000
5.250%	01/30/30	325	133,250
5.250%	02/15/31	225	92,250
6.250%	02/15/29	1,150	491,625
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31	20	16,411
3.794%	05/20/50	27	21,154
4.685%	12/15/44	9	8,133
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	10	6,817
Cigna Group (The),
Gtd. Notes
3.250%	04/15/25	20	19,558
3.875%	10/15/47	20	15,659
4.375%	10/15/28	1,390	1,356,441
4.500%	02/25/26	2,407	2,378,867
Sr. Unsec’d. Notes
2.400%	03/15/30	122	105,369
3.200%	03/15/40	1,745	1,322,165
CVS Health Corp.,
Sr. Unsec’d. Notes
1.750%	08/21/30	60	49,270
2.125%	09/15/31	40	32,667
2.625%	08/15/24	100	98,880
2.700%	08/21/40	480	333,953
3.000%	08/15/26	12	11,443
3.625%	04/01/27	50	48,105
3.750%	04/01/30	110	102,498
5.000%	01/30/29	98	98,137
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40	10	6,880
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.450%	06/24/30	25	20,591
2.350%	06/24/40	10	7,038
2.750%	12/10/51	15	9,813
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	890	737,779
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.750%	08/14/50	10	6,781
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	800	708,490
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Pfizer, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/26	20	$19,133
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	3,785	3,616,162
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	525	396,206
Utah Acquisition Sub, Inc.,
Gtd. Notes
3.950%	06/15/26	30	28,984
5.250%	06/15/46	185	153,553
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	5	3,692
4.000%	06/22/50	1,292	888,848
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.900%	08/20/28	30	28,873
			21,645,551
Pipelines — 2.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
6.625%	02/01/32	690	692,950
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,805	1,601,085
4.450%	07/15/27	60	58,558
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33	1,200	1,243,889
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32	18	15,497
Energy Transfer LP,
Jr. Sub. Notes, Series B
6.625%(ff)	02/15/28(oo)	10	9,356
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	895	876,890
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	1,365	1,339,811
Sr. Unsec’d. Notes
2.900%	05/15/25	5	4,853
3.750%	05/15/30	60	55,351
4.050%	03/15/25	50	49,278
4.200%	04/15/27	120	116,730
4.250%	04/01/24	5	5,000
4.950%	06/15/28	20	19,826
5.000%	05/15/50	293	256,921
5.150%	03/15/45	55	50,073
5.250%	04/15/29	25	25,050
5.300%	04/15/47	120	109,167
5.400%	10/01/47	60	55,399
5.500%	06/01/27	50	50,327

A23

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
6.100%	02/15/42	5	$5,047
6.125%	12/15/45	90	90,557
6.250%	04/15/49	3,633	3,730,522
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	20	19,875
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30	5	4,481
3.125%	07/31/29	30	27,660
3.700%	01/31/51	145	112,080
3.950%	01/31/60	800	622,352
4.150%	10/16/28	30	29,188
4.250%	02/15/48	45	38,495
4.800%	02/01/49	30	27,643
4.850%	03/15/44	25	23,420
4.900%	05/15/46	2,115	1,972,440
Gtd. Notes, Series D
6.875%	03/01/33	10	11,256
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27	550	555,308
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	320	310,923
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	30	24,264
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24	30	29,957
4.700%	11/01/42	5	4,268
5.400%	09/01/44	13	12,112
7.300%	08/15/33	10	11,272
Kinder Morgan, Inc.,
Gtd. Notes
1.750%	11/15/26	30	27,544
3.250%	08/01/50	782	515,888
3.600%	02/15/51	1,178	822,830
4.300%	06/01/25	30	29,590
5.300%	12/01/34	23	22,634
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26	85	79,493
2.650%	08/15/30	30	25,816
4.000%	02/15/25	55	54,212
4.125%	03/01/27	30	29,242
4.500%	04/15/38	970	861,591
4.800%	02/15/29(a)	40	39,537
4.875%	06/01/25	10	9,918
5.200%	03/01/47	115	105,286
5.500%	02/15/49	40	38,133
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	255	248,601
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	5	$3,484
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
7.125%	12/01/25	40	40,399
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	1,250	1,360,684
ONEOK, Inc.,
Gtd. Notes
2.200%	09/15/25	50	47,749
3.100%	03/15/30	75	67,135
4.200%	03/15/45	1,000	759,242
4.350%	03/15/29	100	96,939
4.500%	03/15/50	2,685	2,186,353
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	20	18,350
4.650%	10/15/25	10	9,869
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
3.600%	05/15/25	75	73,207
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	10	11,535
Targa Resources Corp.,
Gtd. Notes
6.500%	03/30/34	5,814	6,253,253
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30	15	14,926
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes
7.000%	03/15/27	10	10,495
7.000%	10/15/28	10	10,693
Gtd. Notes, 144A
2.900%	03/01/30	10	8,761
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
3.500%	01/15/28	3,540	3,328,618
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	80	72,443
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	115	103,530
4.125%	08/15/31	80	71,244
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.250%	02/01/50	5	4,470
5.450%	04/01/44	575	528,064
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	30	25,547
3.750%	06/15/27	25	24,056

A24

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
4.000%	09/15/25	60	$58,861
4.900%	01/15/45	1,200	1,072,805
5.150%	03/15/34(a)	55	54,521
8.750%	03/15/32	10	12,033
			33,538,712
Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33	5	3,801
2.000%	05/18/32	5	3,922
3.800%	04/15/26	25	24,301
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25	25	23,574
1.600%	04/15/26	50	46,456
2.700%	04/15/31	90	76,239
3.600%	01/15/28	17	16,064
4.000%	06/01/25	75	73,655
4.400%	02/15/26	25	24,586
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	35	33,584
4.050%	07/01/30	1,145	1,063,792
Crown Castle, Inc.,
Sr. Unsec’d. Notes
1.350%	07/15/25	25	23,742
2.250%	01/15/31	75	61,701
2.500%	07/15/31	35	28,962
3.300%	07/01/30	30	26,671
4.000%	03/01/27	10	9,676
5.200%	02/15/49	10	9,254
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25	100	100,035
Essex Portfolio LP,
Gtd. Notes
1.650%	01/15/31	25	19,712
Global Net Lease, Inc./Global Net Lease Operating Partnership LP,
Gtd. Notes, 144A
3.750%	12/15/27	20	17,151
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24	70	69,313
4.000%	01/15/30	50	45,632
4.000%	01/15/31	10	8,928
5.250%	06/01/25	50	49,711
5.750%	06/01/28	50	50,090
Healthpeak OP LLC,
Gtd. Notes
1.350%	02/01/27	15	13,542
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series E
4.000%	06/15/25	40	39,114
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31	20	$16,157
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31(a)	925	641,227
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner LP,
Gtd. Notes, 144A
4.500%	09/30/28	10	8,561
Prologis LP,
Sr. Unsec’d. Notes
1.250%	10/15/30	10	8,021
1.750%	02/01/31	25	20,478
Realty Income Corp.,
Sr. Unsec’d. Notes
1.800%	03/15/33	15	11,363
2.100%	03/15/28	15	13,436
2.200%	06/15/28	5	4,468
2.700%	02/15/32	2,190	1,830,241
2.850%	12/15/32	530	441,047
3.950%	08/15/27	91	88,227
4.875%	06/01/26	50	49,673
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32	750	752,148
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29	1,150	1,019,228
Simon Property Group LP,
Sr. Unsec’d. Notes
1.750%	02/01/28	50	44,573
3.250%	11/30/26	20	19,123
Sun Communities Operating LP,
Gtd. Notes
4.200%	04/15/32	4,361	3,918,881
Ventas Realty LP,
Gtd. Notes
3.000%	01/15/30	5	4,410
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25	25	24,463
4.625%	06/15/25	405	399,272
Welltower OP LLC,
Gtd. Notes
2.050%	01/15/29	15	13,080
2.700%	02/15/27	25	23,448
2.800%	06/01/31	35	30,042
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33	1,930	1,498,225
			12,843,000
Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	1,500	1,333,485

A25

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Alimentation Couche-Tard, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
3.800%	01/25/50	20	$15,328
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31	25	20,153
Brinker International, Inc.,
Gtd. Notes, 144A
8.250%	07/15/30	950	1,000,791
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.350%	04/15/50	5	3,658
3.900%	12/06/28	10	9,715
4.875%	02/15/44	10	9,498
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.300%	04/15/28	65	56,704
1.700%	09/15/28	20	17,496
1.700%	10/15/30	10	8,171
3.650%	04/05/29	30	28,456
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.800%	04/01/28	30	28,943
Nordstrom, Inc.,
Sr. Unsec’d. Notes
2.300%	04/08/24	20	19,968
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31	2,155	1,741,608
Ross Stores, Inc.,
Sr. Unsec’d. Notes
4.600%	04/15/25	50	49,530
4.700%	04/15/27	2	1,974
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)	350	347,294
Tractor Supply Co.,
Sr. Unsec’d. Notes
1.750%	11/01/30	55	44,565
Walmart, Inc.,
Sr. Unsec’d. Notes
2.375%	09/24/29	2	1,800
2.500%	09/22/41	15	10,775
			4,749,912
Semiconductors — 0.3%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.950%	04/01/25	5	4,884
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	80	77,531
Broadcom, Inc.,
Gtd. Notes
4.150%	11/15/30	9	8,514
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
Gtd. Notes, 144A
2.450%	02/15/31(a)	30	$25,274
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	3,006	2,429,899
3.187%	11/15/36	110	87,442
3.419%	04/15/33	1,442	1,248,347
3.469%	04/15/34	50	42,871
Intel Corp.,
Sr. Unsec’d. Notes
2.800%	08/12/41	5	3,619
3.050%	08/12/51	15	10,115
3.100%	02/15/60	10	6,465
3.900%	03/25/30	20	19,042
Lam Research Corp.,
Sr. Unsec’d. Notes
1.900%	06/15/30	25	21,149
NVIDIA Corp.,
Sr. Unsec’d. Notes
1.550%	06/15/28	30	26,740
3.500%	04/01/40	10	8,480
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31	65	54,452
2.650%	02/15/32	35	29,033
3.400%	05/01/30	40	36,263
4.300%	06/18/29	110	105,810
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.700%	09/15/51	5	3,250
2.900%	11/03/27	10	9,424
			4,258,604
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
4.200%	05/01/30	20	18,765
Software — 0.5%
Autodesk, Inc.,
Sr. Unsec’d. Notes
2.400%	12/15/31	30	25,097
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26	850	851,208
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	65	53,256
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41	10	7,294
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.250%	06/01/27	21	19,295
2.750%	07/01/24	50	49,630
3.500%	07/01/29	40	37,248

A26

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	10	$9,491
2.525%	06/01/50	1,842	1,212,952
2.921%	03/17/52	89	62,932
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26	80	74,690
2.650%	07/15/26	50	47,335
2.950%	04/01/30	100	89,016
3.600%	04/01/50	3,500	2,526,654
3.850%	04/01/60	5	3,560
3.950%	03/25/51	5	3,808
4.000%	11/15/47	25	19,524
5.550%	02/06/53	735	718,010
Salesforce, Inc.,
Sr. Unsec’d. Notes
1.500%	07/15/28	10	8,800
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
5.000%	03/28/26	1,860	1,850,866
			7,670,666
Telecommunications — 1.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26	200	186,989
2.250%	02/01/32	45	36,582
2.300%	06/01/27	75	69,129
2.550%	12/01/33	347	278,197
2.750%	06/01/31	110	94,726
3.500%	09/15/53	1,606	1,134,598
3.550%	09/15/55	972	679,141
3.650%	09/15/59	180	125,390
3.800%	12/01/57	13	9,407
4.250%	03/01/27	10	9,823
4.500%	05/15/35	900	839,341
4.500%	03/09/48	10	8,511
5.400%	02/15/34	1,870	1,894,130
6.950%	01/15/28	10	10,483
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30	10	11,819
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $35,132; purchased 11/14/23)(f)
0.000%	12/31/30^	31	37,125
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $15; purchased 11/14/23)(f)
0.000%	12/31/30^	150	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $2,076; purchased 11/14/23)(f)
0.000%	12/31/30^	1	409
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $9; purchased 11/14/23)(f)
0.000%	12/31/30^	89	—
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $1,129,150; purchased 01/30/24 - 01/31/24)(f)
10.500%	05/25/27		1,223	$1,201,474
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost $394,739; purchased 01/30/24)(f)
10.500%	11/25/28		612	489,837
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
3.875%	10/15/30		40	23,963
4.500%	04/01/30		175	109,964
4.875%	06/15/29		100	66,750
Sr. Sec’d. Notes, 144A
10.500%	04/15/29		225	231,865
10.500%	05/15/30		288	297,300
11.000%	11/15/29		990	1,031,623
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30		109	91,592
5.400%	04/15/34		3,740	3,732,857
Sprint LLC,
Gtd. Notes
7.625%	02/15/25		1,817	1,839,603
7.625%	03/01/26		785	810,640
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		45	42,576
2.550%	02/15/31		10	8,515
2.625%	02/15/29		10	8,957
3.300%	02/15/51		5	3,496
3.750%	04/15/27		125	120,367
3.875%	04/15/30		137	128,421
4.375%	04/15/40		435	387,481
4.500%	04/15/50		1,985	1,719,090
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.500%	09/18/30		75	61,239
1.680%	10/30/30		577	470,375
1.750%	01/20/31		55	44,650
2.100%	03/22/28		230	207,150
2.355%	03/15/32		5,160	4,240,105
2.550%	03/21/31		54	46,135
2.850%	09/03/41		10	7,200
2.875%	11/20/50		45	29,408
3.150%	03/22/30		140	126,680
3.400%	03/22/41		1,185	925,452
3.550%	03/22/51		60	44,503
4.329%	09/21/28		115	112,475
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	300	330,368
				24,417,911

A27

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51	5	$3,426
3.550%	02/15/50	5	3,797
4.900%	04/01/44	10	9,504
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.500%	05/01/50	25	18,641
CSX Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/27	10	9,528
3.800%	03/01/28	16	15,478
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	1,600	1,598,014
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32	480	424,416
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	87	86,669
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.900%	06/15/26	14	13,378
3.800%	08/01/28	54	51,733
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.799%	10/01/51	9	7,183
3.950%	08/15/59	35	27,141
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	850	872,617
			3,141,525
Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	11/15/25	20	18,656
1.700%	06/15/26	30	27,665
2.700%	11/01/24	20	19,640
4.000%	07/15/25	25	24,490
5.550%	05/01/28(a)	4,000	4,045,047
			4,135,498

Total Corporate Bonds (cost $549,978,600)			514,315,315
Floating Rate and Other Loans — 0.9%
Auto Parts & Equipment — 0.0%
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
10.169%(c)	11/17/28	577	537,584
Commercial Services — 0.0%
Adtalem Global Education, Inc.,
2024 Repricing Term Loan, 1 Month SOFR + 3.500%
8.827%(c)	08/12/28	189	189,671
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and Other Loans (continued)
Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%
9.176%(c)	03/01/29		1,326	$1,324,717
Insurance — 0.1%
Asurion LLC,
New B-09 Term Loan, 1 Month SOFR + 3.364%
8.692%(c)	07/31/27		340	325,849
New B-11 Term Loan, 1 Month SOFR + 4.350%
9.677%(c)	08/21/28		456	439,092
				764,941
Media — 0.1%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
9.825%(c)	01/18/28		340	326,698
September 2019 Term Loan, 1 Month LIBOR + 2.500%
7.940%(c)	04/15/27		756	682,618
Diamond Sports Group LLC,
Dip Term Loan
10.000%	12/02/24		331	539,414
First Lien Term Loan, 1 Month SOFR + 10.100%
15.426%(c)	05/25/26		65	61,361
Second Lien Term Loan
8.175%	08/24/26		1,959	51,909
				1,662,000
Metal Fabricate/Hardware — 0.1%
Tank Holding Corp.,
2023 Incremental Term Loan, 1 Month SOFR + 6.100%
11.427%(c)	03/31/28		187	184,187
Delayed Draw Term Commitment, 1 Month SOFR + 6.100%
11.428%(c)	03/31/28		36	35,724
Term Loan, 1 Month SOFR + 5.850%
11.177%(c)	03/31/28		1,292	1,271,336
				1,491,247
Real Estate Investment Trusts (REITs) — 0.0%
Blackstone Mortgage Trust, Inc.,
Term Loan, 1 Month SOFR + 2.364%
7.695%(c)	04/23/26		484	481,127
Retail — 0.4%
CD&R Firefly Bidco Ltd. (United Kingdom),
Term Loan
—%(p)	03/30/29		1,100	1,376,966
EG Finco Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%
10.902%(c)	04/30/27	EUR	3,500	3,448,723
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month SOFR + 3.864%
9.195%(c)	03/06/28		792	791,768
				5,617,457
Telecommunications — 0.1%
Digicel International Finance, Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
12.063%(c)	05/29/27		1,391	1,327,576

A28

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and Other Loans (continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc.,
Term Loan, 1 Month SOFR + 6.560%
11.875%(c)	04/16/29^		90	$88,774
11.875%(c)	04/15/30^		90	89,426
Lumen Technologies, Inc.,
Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%
10.902%(c)	06/01/28	EUR	19	17,766
Term B-1 Loan, 1 Month SOFR + 2.464%
7.780%(c)	04/15/29		25	18,586
Term B-2 Loan, 1 Month SOFR + 2.464%
7.793%(c)	04/15/30^		26	18,970
				1,561,098

Total Floating Rate and Other Loans (cost $14,672,533)				13,629,842
Municipal Bonds — 0.9%
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41		30	29,184
California — 0.3%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50		1,125	1,366,615
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		1,550	1,814,913
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40		725	887,641
				4,069,169
Colorado — 0.1%
Colorado Health Facilities Authority,
Taxable, Revenue Bonds, Series B
2.800%	12/01/26		5	4,689
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50		770	830,862
				835,551
Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40		1,380	1,516,414
State of Illinois,
General Obligation Unlimited, Taxable, Series A
3.140%	10/01/24		35	34,535
				1,550,949
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57		20	15,556
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New Jersey — 0.3%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	1,175	$1,371,715
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	2,050	2,465,060
			3,836,775
New York — 0.0%
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35	20	16,773
Port Authority of New York & New Jersey,
Revenue Bonds, Series 159
6.040%	12/01/29	25	26,718
			43,491
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	695	687,908
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	615	641,136
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	825	851,633
Puerto Rico — 0.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1
5.000%	07/01/58	350	350,208
Texas — 0.0%
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.236%	10/01/52	20	14,556
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	450	369,105
			383,661

Total Municipal Bonds (cost $11,895,669)			13,295,221
Residential Mortgage-Backed Securities — 3.0%
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)
9.322%(c)	07/01/26^	991	991,816
Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
6.720%(c)	09/25/31	200	200,469

A29

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
7.470%(c)	01/26/32	490	$491,832
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
9.020%(c)	01/26/32	1,240	1,261,605
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.428%(cc)	09/25/47	233	203,855
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1B1, 144A, 30 Day Average SOFR + 4.464% (Cap N/A, Floor 0.000%)
9.785%(c)	04/25/31	370	397,748
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.570%(c)	03/25/42	260	282,892
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)
8.421%(c)	06/25/43	1,400	1,470,152
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)
8.020%(c)	07/25/43	500	517,427
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
7.820%(c)	10/25/43	90	92,294
Credit Suisse Mortgage Trust,
Series 2020-RPL05, Class A1, 144A
4.681%(cc)	08/25/60	281	278,404
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	1,197	1,113,960
Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
8.020%(c)	10/25/33	394	395,444
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
8.770%(c)	04/25/34	910	930,907
Fannie Mae REMIC,
Series 2011-116, Class ZA
3.500%	11/25/41	1,552	1,436,464
Series 2012-34, Class EB
4.000%	04/25/42	1,575	1,451,143
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA04, Class B1, 144A, 30 Day Average SOFR + 6.114% (Cap N/A, Floor 0.000%)
11.435%(c)	08/25/50	460	520,694
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
10.120%(c)	10/25/50	670	752,590
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)
10.685%(c)	09/25/50	269	296,163
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
9.320%(c)	11/25/50	900	1,011,137
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
7.970%(c)	01/25/51	355	$375,847
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
8.720%(c)	08/25/33	3,635	3,954,723
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.420%(c)	10/25/33	110	111,922
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
8.370%(c)	01/25/34	490	518,170
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.970%(c)	01/25/34	228	228,544
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
7.120%(c)	11/25/41	100	100,568
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.320%(c)	08/25/33	360	382,800
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)
7.570%(c)	08/25/33	3,603	3,684,454
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
8.670%(c)	09/25/41	100	102,997
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.420%(c)	09/25/41	1,020	1,022,853
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
7.670%(c)	12/25/41	900	905,049
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)
7.170%(c)	01/25/42	100	100,516
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
7.820%(c)	01/25/42	40	40,675
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
7.720%(c)	02/25/42	1,100	1,119,892
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
8.220%(c)	04/25/42	100	103,381
Freddie Mac REMIC,
Series 4289, Class WZ
3.000%	01/15/44	667	593,080
Series 4768, Class GA
3.500%	09/15/45	408	392,474
Series 4939, Class KT
3.000%	07/15/48	401	350,386
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49	2,224	2,141,059

A30

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)
7.085%(c)	05/25/29		179	$179,350
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
8.120%(c)	01/25/34		815	824,317
Legacy Mortgage Asset Trust,
Series 2020-GS01, Class A1, 144A
6.882%	10/25/59		788	787,879
Series 2020-SL01, Class A, 144A
5.734%	01/25/60		38	37,916
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
6.194%(c)	01/25/48		308	298,842
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.220%(c)	04/25/34		900	915,325
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month SOFR + 3.864% (Cap N/A, Floor 2.750%)
9.197%(c)	05/30/25		493	493,611
Series 2023-01R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)
9.721%(c)	03/27/25		2,629	2,658,196
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
8.820%(c)	05/25/33^		4,000	4,003,600
Radnor Re Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)
7.170%(c)	11/25/31		126	126,083
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
9.020%(c)	11/25/31		900	921,529
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
8.020%(c)	07/25/33		750	760,372
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.848%(c)	06/24/71	EUR	354	383,024
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
7.020%(cc)	02/25/34		117	111,211
Series 2004-18, Class 3A1
5.925%(cc)	12/25/34		981	892,715

Total Residential Mortgage-Backed Securities (cost $43,316,839)				43,720,356
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds — 1.7%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		570	$477,731
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		642	632,370
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26		250	243,875
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	02/22/29		1,180	1,142,240
6.000%	07/19/28		575	572,125
6.875%	01/29/26		300	302,850
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,500	1,768,468
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	410	350,822
1.450%	09/18/26	EUR	375	382,444
3.375%	07/30/25	EUR	3,125	3,347,174
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,250	1,354,041
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes, Series DTC
2.500%	05/23/24		1,000	995,591
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		600	590,276
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		10	8,591
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		200	176,323
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		4,930	4,857,566
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	278	259,431
5.000%	09/27/26	EUR	1,200	1,325,354
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	398	371,416
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	1,443	1,314,020
3.125%	05/15/27	EUR	2,371	2,460,431
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	249	200,552
6.250%	05/26/28		440	448,937
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/24(d)		920	345,000
8.994%	02/01/26(d)		200	75,500
Sr. Unsec’d. Notes, 144A
4.375%	01/27/32(d)	EUR	1,090	313,390

A31

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
7.750%	09/01/24(d)	930	$348,750
8.994%	02/01/26(d)	200	75,500
9.750%	11/01/30(d)	400	139,600

Total Sovereign Bonds (cost $29,189,945)			24,880,368
U.S. Government Agency Obligations — 16.6%
Federal Home Loan Mortgage Corp.
2.000%	11/01/50	2,947	2,349,376
2.000%	05/01/51	2,141	1,701,796
2.500%	03/01/51	2,862	2,383,784
2.500%	04/01/51	2,384	1,982,276
2.500%	07/01/51	1,822	1,512,194
2.500%	08/01/51	3,678	3,050,388
3.000%	07/01/51	2,409	2,077,892
3.000%	02/01/52	2,351	2,025,444
3.000%	04/01/52	6,544	5,635,999
3.500%	02/01/47	599	552,399
3.500%	01/01/52	1,932	1,734,366
3.500%	05/01/52	3,484	3,119,892
4.500%	10/01/52(k)	24,296	23,135,707
5.000%	10/01/52	13,179	12,868,372
5.000%	11/01/52	5,768	5,631,814
5.500%	10/01/33	280	286,583
5.500%	06/01/34	2	2,275
5.500%	12/01/37	1,091	1,099,066
5.500%	11/01/52	3,728	3,721,951
5.500%	12/01/52	867	864,579
6.000%	11/01/33	24	24,006
6.000%	05/01/34	35	35,821
6.000%	06/01/34	61	61,939
6.250%	07/15/32(k)	245	278,565
6.500%	07/01/32	4	3,947
6.500%	08/01/32	16	16,357
6.500%	08/01/32	16	16,536
6.500%	08/01/32	19	20,100
6.500%	09/01/32	21	21,364
6.500%	09/01/32	60	62,019
6.750%	03/15/31(k)	545	624,117
Federal National Mortgage Assoc.
1.500%	02/01/51	16,946	12,799,219
1.500%	05/01/51	555	419,661
2.000%	03/01/51	6,746	5,358,824
2.000%	10/01/51	8,742	6,936,309
2.500%	06/01/50	2,388	1,992,139
2.500%	10/01/50	8,135	6,777,088
2.500%	01/01/51	2,572	2,138,174
2.500%	02/01/51	514	427,532
2.500%	03/01/51	3,828	3,185,827
2.500%	05/01/51	1,324	1,099,639
2.500%	07/01/51	3,396	2,820,262
3.000%	TBA	3,500	3,014,020
3.000%	04/01/48	6,225	5,554,862
3.000%	07/01/51	530	458,797
3.000%	11/01/51	1,490	1,289,079
3.000%	11/01/51	1,702	1,472,290
3.000%	11/01/51	13,261	11,455,599
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	12/01/51	2,236	$1,933,668
3.000%	12/01/51	2,846	2,492,511
3.000%	02/01/52	509	438,968
3.000%	03/01/52	1,906	1,641,570
3.000%	04/01/52	8,779	7,562,541
3.500%	TBA	2,000	1,791,005
3.500%	02/01/52	5,934	5,333,006
3.500%	05/01/52	5,705	5,109,102
4.000%	TBA(tt)	500	463,001
4.000%	04/01/52	633	586,852
4.000%	06/01/52	681	631,969
4.500%	08/01/40	774	759,011
4.500%	06/01/52	730	695,519
4.500%	10/01/52	8,347	7,947,817
5.000%	11/01/52	12,954	12,647,057
5.000%	12/01/52	5,113	4,991,787
5.000%	03/01/53	8,535	8,393,284
5.000%	05/01/53	868	852,977
5.500%	02/01/33	5	4,539
5.500%	02/01/33	6	6,610
5.500%	03/01/33	9	9,042
5.500%	03/01/33	14	14,687
5.500%	03/01/33	19	19,060
5.500%	04/01/33	2	2,419
5.500%	04/01/33	11	10,605
5.500%	04/01/33	11	11,815
5.500%	04/01/33	14	14,639
5.500%	07/01/33	12	11,818
5.500%	07/01/33	13	13,329
5.500%	08/01/33	12	12,230
5.500%	02/01/34	12	12,171
5.500%	04/01/34	12	11,764
5.500%	06/01/34	15	15,425
5.500%	11/01/52	7,541	7,524,337
6.000%	10/01/33	1	1,395
6.000%	10/01/33	144	148,487
6.000%	03/01/34	19	19,392
6.000%	02/01/35	78	80,771
6.000%	11/01/36	20	20,520
6.000%	11/01/52	979	991,451
6.000%	12/01/52	3,127	3,163,316
6.500%	08/01/32	50	51,604
6.500%	09/01/32	37	38,036
6.500%	09/01/32	73	75,601
6.500%	10/01/32	33	34,684
6.500%	04/01/33	60	61,637
6.500%	11/01/33	2	2,513
6.625%	11/15/30(k)	830	938,212
7.000%	05/01/32	42	43,355
7.000%	06/01/32	3	3,432
7.000%	03/01/53	358	368,896
7.125%	01/15/30(k)	785	897,965
Government National Mortgage Assoc.
2.000%	12/20/50	4,502	3,691,986
2.500%	03/20/51	1,052	897,575
2.500%	04/20/51	1,044	889,877
3.500%	01/20/48	96	88,438

A32

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	05/20/52	451	$410,393
4.000%	02/20/49	194	183,957
4.500%	08/20/52	481	462,034
4.500%	09/20/52	1,946	1,870,296
5.000%	07/20/52	3,407	3,351,232
5.000%	09/20/52	1,369	1,346,090
5.500%	01/15/33	24	24,768
5.500%	02/15/33	14	14,541
5.500%	05/15/33	110	112,819
5.500%	06/15/33	89	91,526
5.500%	09/15/33	19	19,441
5.500%	07/15/35	25	26,003
5.500%	09/20/52	1,559	1,559,647
5.500%	11/20/52	1,386	1,385,067
6.000%	12/15/32	50	51,853
6.000%	11/15/33	22	23,143
6.000%	01/15/34	5	5,372
6.000%	06/20/34	143	148,483
6.000%	11/15/34	157	160,703
6.500%	TBA	2,000	2,029,439
6.500%	09/15/32	27	27,461
6.500%	09/15/32	70	72,136
6.500%	09/15/32	102	104,080
6.500%	11/15/33	51	53,006

Total U.S. Government Agency Obligations (cost $245,669,655)			242,109,013
U.S. Treasury Obligations — 5.9%
U.S. Treasury Bonds
1.750%	08/15/41	14,386	9,710,550
1.875%	02/15/41	138	95,885
2.250%	05/15/41(h)(k)	65,325	48,279,258
3.000%	02/15/49	16,890	13,168,922
3.375%	08/15/42	3,710	3,206,252
U.S. Treasury Strips Coupon
2.208%(s)	05/15/39	815	413,262
2.335%(s)	08/15/44	2,500	973,828
2.364%(s)	05/15/45	3,420	1,286,241
2.377%(s)	08/15/45	1,250	465,332
2.388%(s)	05/15/43	3,175	1,306,091
2.423%(s)	05/15/44	7,225	2,840,328
3.143%(s)	08/15/41	1,350	604,705
3.176%(s)	08/15/40	120	56,648
3.333%(s)	11/15/41	1,220	539,231
4.534%(s)	11/15/40	4,320	2,012,681
4.652%(s)	05/15/49	620	197,940
4.805%(s)	02/15/42	45	19,647
4.920%(s)	08/15/48	830	272,376
5.158%(s)	02/15/41	130	59,815

Total U.S. Treasury Obligations (cost $108,310,321)			85,508,992

Shares
Common Stocks — 0.2%
Chemicals — 0.0%
TPC Group, Inc.*^	14,880	438,960
	Shares	Value
Common Stocks (continued)
Gas Utilities — 0.1%
Ferrellgas Partners LP (Class B Stock) (original cost $1,543,888; purchased 10/25/19)(f)	5,622	$1,087,937
Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp.(a)	12,213	1,084,881
Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica) (original cost $78,452; purchased 01/29/24 - 01/30/24)*^(f)	65,188	140,154

Total Common Stocks (cost $1,180,501)		2,751,932
Preferred Stocks — 0.2%
Banks — 0.1%
Citigroup Capital XIII, 11.949%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	45,000	1,326,150
Capital Markets — 0.1%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	25,000	612,250
Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica) (original cost $139,840; purchased 01/26/24 - 01/29/24)*^(f)	16,723	170,464

Total Preferred Stocks (cost $1,889,840)		2,108,864

Total Long-Term Investments (cost $1,506,421,442)		1,424,611,853
Short-Term Investments — 4.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	32,415,246	32,415,246
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $31,899,419; includes $31,747,262 of cash collateral for securities on loan)(b)(wb)	31,933,451	31,917,485

Total Short-Term Investments (cost $64,314,665)		64,332,731

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—102.0% (cost $1,570,736,107)		1,488,944,584
Option Written*~ — (0.0)%
(premiums received $0)		(10)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—102.0% (cost $1,570,736,107)		1,488,944,574

Liabilities in excess of other assets(z) — (2.0)%		(29,407,019)

Net Assets — 100.0%		$1,459,537,555

A33

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNYM	Bank of New York Mellon
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
DIP	Debtor-In-Possession
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $8,372,729 and 0.6% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $31,208,798; cash collateral of $31,747,262 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $5,046,986. The aggregate value of $3,232,053 is 0.2% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $500,000 is 0.0% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at March 31, 2024:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Tank Holding Corp., Delayed Draw Term Commitment, 1 Month SOFR + 6.100%, 1.000%(c), Maturity Date 03/31/28 (cost $43,980)	45	$43,854	$—	$(126)
A34

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	4.500%	TBA	04/11/24	$(2,000)		$(1,904,445)
Federal National Mortgage Assoc.	5.000%	TBA	05/13/24	(17,500)		(17,079,574)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $18,974,414)						$(18,984,019)
Option Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA††^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	15,090		$(10)
(premiums received $0)
††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
119	3 Month CME SOFR	Jun. 2024	$28,165,069	$13,528
116	3 Month CME SOFR	Sep. 2024	27,510,850	17,258
885	2 Year U.S. Treasury Notes	Jun. 2024	180,968,673	(228,850)
918	5 Year U.S. Treasury Notes	Jun. 2024	98,240,348	132,717
920	10 Year U.S. Treasury Notes	Jun. 2024	101,933,130	442,914
369	10 Year U.S. Ultra Treasury Notes	Jun. 2024	42,290,861	357,553
172	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	22,188,000	312,850
				1,047,970
Short Positions:
64	5 Year Euro-Bobl	Jun. 2024	8,164,737	(52,183)
87	10 Year Euro-Bund	Jun. 2024	12,519,040	(131,570)
24	20 Year U.S. Treasury Bonds	Jun. 2024	2,890,500	(58,399)
22	Euro Schatz Index	Jun. 2024	2,508,758	(1,680)
				(243,832)
				$804,138
Forward foreign currency exchange contracts outstanding at March 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/24	MSI	GBP	8,873	$11,182,079	$11,198,797	$16,718	$—
Euro,
Expiring 04/02/24	SSB	EUR	114,700	124,093,912	123,768,162	—	(325,750)
				$135,275,991	$134,966,959	16,718	(325,750)

A35

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/24	HSBC	GBP	8,340	$10,576,275	$10,526,247	$50,028	$—
Expiring 04/02/24	HSBC	GBP	355	451,410	447,644	3,766	—
Expiring 04/02/24	JPM	GBP	178	227,864	224,906	2,958	—
Expiring 05/02/24	MSI	GBP	8,873	11,183,894	11,200,587	—	(16,693)
Euro,
Expiring 04/02/24	BNYM	EUR	113,234	122,823,633	122,186,688	636,945	—
Expiring 04/02/24	BOA	EUR	1,466	1,592,464	1,581,474	10,990	—
Expiring 05/02/24	SSB	EUR	114,700	124,243,481	123,912,933	330,548	—
				$271,099,021	$270,080,479	1,035,235	(16,693)
						$1,051,953	$(342,443)
Credit default swap agreements outstanding at March 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	04/14/24	0.500%(M)	9,666	*	$6,432	$(63)	$6,495	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,755	$(61,516)	$(49,274)	$(12,242)	BARC
United Mexican States	12/20/24	1.000%(Q)		160	(1,035)	162	(1,197)	CITI
United Mexican States	12/20/24	1.000%(Q)		130	(841)	158	(999)	CITI
					$(63,392)	$(48,954)	$(14,438)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Petroleos Mexicanos	12/20/24	1.000%(Q)	160	1.557%	$(587)	$(2,175)	$1,588	CITI
Petroleos Mexicanos	12/20/24	1.000%(Q)	130	1.557%	(477)	(1,788)	1,311	CITI
					$(1,064)	$(3,963)	$2,899

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	5,970	3.116%	$402,168	$449,442	$47,274
A36

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Credit default swap agreements outstanding at March 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2)(cont’d.):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	27,100	3.289%	$1,890,239	$1,998,585	$108,346
					$2,292,407	$2,448,027	$155,620
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A37

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest rate swap agreements outstanding at March 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	3,946	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.191%	$(184,608)	$511,992	$696,600
GBP	2,920	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 5.191%	150,731	453,383	302,652
GBP	2,100	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 5.191%	(145,549)	468,691	614,240
GBP	767	05/08/31	1.150%(A)	1 Day SONIA(2)(A)/ 5.191%	35,898	(184,349)	(220,247)
GBP	740	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 5.191%	52,659	195,038	142,379
GBP	230	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 5.191%	(9,088)	69,537	78,625
	134,680	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.340%	—	(41,126)	(41,126)
	13,780	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(20,952)	(20,952)
	17,596	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.340%	—	2,026	2,026
	35,145	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(3,133)	(3,133)
	42,315	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.340%	—	170,375	170,375
	9,580	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.340%	1,772	(36,518)	(38,290)
					$(98,185)	$1,584,964	$1,683,149

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)††	1 Day USOIS -40 bps(T)/ 4.930%	GSI	09/20/24	(19,684)	$(73,130)	$—	$(73,130)
U.S. Treasury Bond(T)	1 Day USOIS +22 bps(T)/ 5.550%	JPM	06/04/24	15,220	92,709	—	92,709
U.S. Treasury Bond(T)	1 Day USOIS +20 bps(T)/ 5.530%	JPM	07/18/24	8,530	(89,180)	—	(89,180)
U.S. Treasury Bond(T)	1 Day USOIS +20 bps(T)/ 5.530%	JPM	07/23/24	14,300	(276,746)	—	(276,746)
U.S. Treasury Bond(T)	1 Day USOIS +20 bps(T)/ 5.530%	GSI	07/24/24	15,820	(147,232)	—	(147,232)
U.S. Treasury Bond(T)	1 Day USOIS +20 bps(T)/ 5.530%	JPM	07/29/24	12,265	(81,893)	—	(81,893)
U.S. Treasury Bond(T)	1 Day USOIS +20 bps(T)/ 5.530%	GSI	08/01/24	17,905	(431,324)	—	(431,324)
					$(1,006,796)	$—	$(1,006,796)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Portfolio is only required to disclose the top 50.
The following table represents the top 50 individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with GSI, as of March 31, 2024, termination date 09/20/2024:
A38

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Corporate Bond:
Reference Entity	Shares	Market Value	% of Total Index Value
Bank of America Corp.	40,319,400	$ 31,642,467	7.23%
Wells Fargo & Co.	34,230,900	26,085,163	5.96%
Morgan Stanley	27,871,800	21,743,924	4.97%
Goldman Sachs Group, Inc. (The)	28,954,200	20,989,642	4.79%
Citigroup, Inc.	26,654,100	19,432,117	4.44%
AT&T, Inc.	24,354,000	17,241,535	3.94%
Verizon Communications, Inc.	20,024,400	14,887,619	3.40%
Anheuser-Busch InBev Worldwide, Inc.	15,694,800	14,590,175	3.33%
Comcast Corp.	19,889,100	13,164,575	3.01%
Oracle Corp.	15,559,500	11,872,035	2.71%
Apple, Inc.	16,236,000	10,832,332	2.47%
AbbVie, Inc.	10,282,800	9,076,224	2.07%
Microsoft Corp.	10,553,400	7,485,981	1.71%
CVS Health Corp.	9,200,400	7,476,073	1.71%
Amazon.com, Inc.	10,147,500	7,377,501	1.68%
UnitedHealth Group, Inc.	8,523,900	6,232,568	1.42%
Visa, Inc.	9,335,700	5,512,626	1.26%
Shell International Finance BV	6,900,300	5,134,967	1.17%
T-Mobile USA, Inc.	7,035,600	5,092,409	1.16%
Walt Disney Co. (The)	6,494,400	5,087,496	1.16%
Intel Corp.	7,441,500	5,061,237	1.16%
Broadcom, Inc.	6,629,700	5,052,503	1.15%
Exxon Mobil Corp.	6,223,800	4,818,021	1.10%
Telefonica Emisiones SA	5,412,000	4,779,441	1.09%
Home Depot, Inc. (The)	7,982,700	4,748,112	1.08%
Amgen, Inc.	6,765,000	4,631,179	1.06%
General Motors Co.	4,870,800	4,469,030	1.02%
Pfizer, Inc.	6,494,400	4,422,203	1.01%
Bristol-Myers Squibb Co.	6,494,400	4,076,633	0.93%
Pacific Gas & Electric Co.	4,600,200	4,024,994	0.92%
Cigna Corp.	5,547,300	3,954,432	0.90%
BAT Capital Corp.	5,547,300	3,909,271	0.89%
Enterprise Products Operating LLC	5,412,000	3,870,882	0.88%
Altria Group, Inc.	5,412,000	3,821,649	0.87%
Intercontinental Exchange, Inc.	5,547,300	3,803,050	0.87%
RTX Corp.	5,682,600	3,634,184	0.83%
PepsiCo, Inc.	4,464,900	3,566,532	0.81%
Gilead Sciences, Inc.	5,276,700	3,456,260	0.79%
Vodafone Group PLC	4,194,300	3,397,518	0.78%
Johnson & Johnson	5,276,700	3,289,493	0.75%
McDonald’s Corp.	3,788,400	3,170,500	0.72%
FedEx Corp.	3,111,900	3,047,808	0.70%
Coca-Cola Co. (The)	4,194,300	2,993,410	0.68%
BP Capital Markets America, Inc.	4,194,300	2,926,504	0.67%
Elevance Health, Inc.	3,788,400	2,851,114	0.65%
American International Group, Inc.	3,111,900	2,735,860	0.62%
Simon Property Group LP	3,382,500	2,617,777	0.60%
IBM Corp.	3,788,400	2,567,378	0.59%
Berkshire Hathaway Finance Corp.	3,923,700	2,524,681	0.58%
Union Pacific Corp.	3,653,100	2,467,049	0.56%
		$371,646,134

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A39